ACCOUNTING POLICIES AND ESTIMATES (Details) - QPAGOS Corporation - Parent Company [Member]	12 Months Ended
Dec. 31, 2015
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property	Lesser of estimated useful life or life of lease
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years